Shareholders' Equity - Additional Information (Detail)									1 Months Ended	3 Months Ended																6 Months Ended			12 Months Ended
	May 31, 2019 $ / shares	Mar. 27, 2019 $ / shares	Nov. 05, 2018 USD ($)	May 31, 2018 $ / shares	Mar. 27, 2018 $ / shares	Jun. 20, 2017 USD ($) $ / shares shares	May 25, 2016 $ / shares	Jan. 22, 2007	Oct. 31, 2016	Mar. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2007	Dec. 31, 2019 EUR (€) € / shares shares	Jun. 13, 2014 shares	May 20, 2012	May 20, 2011	May 20, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital | €																																		€ 1,810,000,000
Common stock, shares authorized | shares											1,200,000,000																		1,200,000,000					1,200,000,000
Preference stock, shares authorized | shares											540,000,000				540,000,000														540,000,000	540,000,000				540,000,000
Common stock, nominal value | € / shares																																		€ 1.04
Common stock, shares issued | shares											911,186,920				911,156,920														911,186,920	911,156,920				911,186,920
Common stock, shares outstanding | shares											891,434,489				898,305,080														891,434,489	898,305,080				891,434,489
Shares issued as a percentage of par value of the preference shares to be issued								25.00%
Preference shares outstanding maximum period																																	2 years
Expiration period of options after date of grant, in years								10 years
Expiration extended period of options after date of grant,in years									10 years
Preference share issued | shares											0				0														0	0				0
Number of common shares authorized to repurchase | shares						18,600,000					18,300,000																		18,300,000					18,300,000	20,000,000.0
Stock Repurchase Program, Remaining Authorized Repurchase Amount			$ 750,000,000			$ 297,000,000					$ 312,000,000																		$ 312,000,000
Treasury stock shares delivered due to the conversion of convertible bonds | shares																												26,800,000
Period of buy-back program			3 years
Transfer of treasury shares to employees under the Company's share based remuneration programs | shares											53,224,112																		53,224,112					53,224,112
Transfer of treasury shares to employees under the Company's share based remuneration during the year | shares																													7,014,570
Company owned treasury stock | shares											19,752,431				12,851,840														19,752,431	12,851,840				19,752,431
Total intrinsic value of options exercised											$ 1,000,000				$ 1,000,000				$ 1,000,000										$ 1,000,000	$ 1,000,000	$ 1,000,000
Total intrinsic value of options outstanding											3,000,000				2,000,000														3,000,000	2,000,000
Fair value of shares vested																													114,000,000	68,000,000	38,000,000
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory											6,000,000				$ 6,000,000				$ 3,000,000										6,000,000	6,000,000	3,000,000
Total unrecognized compensation cost related to the grant of unvested shares											$ 138,000,000																		$ 138,000,000
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition																													9 months
Deferred income tax benefit relating to unvested share based compensation expense																													$ 9,000,000	7,000,000	$ 3,000,000
Dividends, per share | $ / shares	$ 0.24			$ 0.24		$ 0.24	$ 0.24				$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06
Dividend paid															$ 48,000,000	$ 54,000,000	$ 54,000,000		$ 47,000,000	$ 53,000,000	$ 53,000,000		$ 47,000,000	$ 53,000,000	$ 53,000,000
Dividends payable to stockholders											$ 58,000,000				$ 60,000,000														58,000,000	$ 60,000,000
Dividend payable, date														2019-03	2018-12			2018-03	2017-12			2017-03	2016-12							2018-12	2017-12	2016-12
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share | $ / shares										$ 0.06
Dividend Distribution First Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																													53,000,000
Dividend Distribution Second Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																													53,000,000
Dividend Distribution Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																													48,000,000
Dividend Distribution Remaining Portion of Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																										$ 6,000,000	$ 7,000,000	$ 6,000,000
Dividends payable to stockholders											5,000,000																		5,000,000
Dividend Distribution Remaining Portion of Last Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends payable to stockholders											$ 53,000,000																		$ 53,000,000
Dividend Distribution Fourth Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid																										$ 54,000,000	$ 53,000,000	$ 53,000,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year | shares																													7,014,570
Vesting period of awards																													3 years
Vesting schedule for Supervisory Board																													one third of the total number of awards granted
Supervisory Board 2012 Plan [Member] | Supervisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards are granted at the nominal value of the share | € / shares																																		€ 1.04
Vesting period of awards																													3 years
Vesting schedule for Supervisory Board																													one third every year
Sales Evolution and Operating Income Compared to a Basket of Competitors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of weight to total number of awards granted																																80.00%
Days of Sales Outstanding Compared to the Budget and Return on Net Assets Compared to Budget [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of weight to total number of awards granted																																20.00%
Employee Plan 2009 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																																				32.00%	32.00%	36.00%
Employee Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																													$ 6.37
Employee Plan 2016 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																													45.00%
Employee Plan 2016 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year | shares																													1,794,434
Employee Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares					$ 16.52
Employee Plan 2017 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest					100.00%
Employee Plan 2017 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year | shares																													2,556,306
Employee Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares		$ 22.78
Employee Plan 2018 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest		100.00%
Employee Plan 2018 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year | shares																													2,663,830
Employee Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																													$ 19.28
Options expected to vest, options (in shares) | shares											3,550,300																		3,550,300					3,550,300
Employee Plan 2019 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																													66.67%